PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2013
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

5.                  PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

	At December 31,
	2012	2013
	$	$

Buildings	169,769,630	193,651,543
Plant and machinery	886,430,211	947,100,162
Motor vehicles	3,414,460	3,459,925
Electronic equipment, furniture and fixtures	94,749,383	104,751,785
	1,154,363,684	1,248,963,415
Less: Accumulated depreciation	(294,156,922)	(413,829,203)
	860,206,762	835,134,212
Construction in progress	33,133,243	54,618,397
Property, plant and equipment, net	893,340,005	889,752,609

Depreciation of property, plant and equipment was $69,837,152, $110,221,637 and $115,964,302 for the years ended December 31, 2011, 2012 and 2013, respectively.

Construction in progress primarily represents the construction of new plants that include several new production lines and the machinery under installation.

As of December 31, 2012 and 2013, the Company has pledged property, plant and equipment with a total carrying amount of $564,244,909 and $490,979,601, respectively, to secure bank borrowings (see Note 10).